Goldman Sachs Global Infrastructure Fund
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.3%
Australia – 2.9%
293,982 APA Group (Utilities) $ 1,725,864
139,939 Transurban Group
(Transportation) 1,276,784
3,002,648
Canada – 16.6%
184,759 Enbridge, Inc. (Energy) 9,320,923
17,276 Fortis, Inc. (Utilities) 876,276
41,093 Hydro One Ltd. (Utilities)
(a)
1,466,025
55,454 Pembina Pipeline Corp.
(Energy) 2,242,147
56,787 TC Energy Corp. (Energy) 3,087,643
16,993,014
China – 1.2%
144,300 ENN Energy Holdings Ltd.
(Utilities) 1,189,872
France – 7.8%
44,854 Engie SA (Utilities) 964,206
21,695 Veolia Environnement SA
(Utilities) 739,843
44,826 Vinci SA (Capital Goods) 6,229,561
7,933,610
Germany – 1.2%
13,791 Fraport AG Frankfurt
Airport Services Worldwide
(Transportation)* 1,193,502
Italy – 3.3%
255,406 Enav SpA (Transportation)
(a)
1,298,133
344,725 Snam SpA (Utilities) 2,069,810
3,367,943
Japan – 1.5%
27,900 Japan Airport Terminal Co. Ltd.
(Transportation) 889,148
22,700 Osaka Gas Co. Ltd. (Utilities) 657,475
1,546,623
Mexico – 1.2%
52,770 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Transportation) 1,247,393
Spain – 3.3%
23,923 Aena SME SA
(Transportation)
(a)
654,039
80,125 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
2,775,324
3,429,363
Thailand – 0.5%
23,598 BKV Corp. (Energy)* 545,822
United Kingdom – 8.1%
465,263 National Grid PLC (Utilities) 6,685,213
45,901 Severn Trent PLC (Utilities) 1,600,411
8,285,624
Shares Description Value
a
Common Stocks – (continued)
United States – 50.7%
6,589 Ameren Corp. (Utilities) $ 687,760
33,274 American Tower Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 6,399,256
7,070 American Water Works Co., Inc.
(Utilities) 984,073
12,350 Atmos Energy Corp. (Utilities) 2,108,763
52,682 CenterPoint Energy, Inc.
(Utilities) 2,044,062
17,125 Cheniere Energy, Inc. (Energy) 4,024,033
19,428 CMS Energy Corp. (Utilities) 1,423,295
9,840 Consolidated Edison, Inc.
(Utilities) 989,117
11,785 Crown Castle, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,137,135
20,667 DT Midstream, Inc. (Energy) 2,336,611
11,080 Edison International (Utilities) 612,502
1,230 Equinix, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 963,385
11,044 Eversource Energy (Utilities) 785,670
43,056 Exelon Corp. (Utilities) 1,937,951
56,750 Ferrovial SE (Capital Goods) 3,259,736
67,527 Kinder Morgan, Inc. (Energy) 1,911,689
10,858 Kinetik Holdings, Inc. (Energy) 464,071
16,864 NextEra Energy, Inc. (Utilities) 1,273,063
38,193 NiSource, Inc. (Utilities) 1,653,757
21,612 ONEOK, Inc. (Energy) 1,577,028
176,055 PG&E Corp. (Utilities) 2,654,909
10,283 SBA Communications Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,988,218
29,453 Sempra (Utilities) 2,650,181
17,968 Targa Resources Corp. (Energy) 3,010,359
57,970 Williams Cos., Inc. (The)
(Energy) 3,672,399
15,770 Xcel Energy, Inc. (Utilities) 1,271,850
51,820,873
TOTAL COMMON STOCKS
(Cost $65,814,396)
100,556,287
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
832,024 4.042% 832,024
(Cost $832,024)
TOTAL INVESTMENTS – 99.1%
(Cost $66,646,420)
$ 101,388,311
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
906,832
NET ASSETS – 100.0%
$ 102,295,143
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Goldman Sachs Global Infrastructure Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
**End swaps header**
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Utilities 38.5%
Energy 31.8
Industrials 15.9
Real Estate 10.3
Communication Services 2.7
Investment Company 0.8
TOTAL INVESTMENTS
100.0%

Goldman Sachs Real Estate Securities Fund
Schedule of Investments
September 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 98.9%
Health Care REITs – 15.8%
15,963 Alexandria Real Estate Equities,
Inc. REIT $ 1,330,356
19,254 Omega Healthcare Investors, Inc.
REIT 812,904
30,844 Ventas, Inc. REIT 2,158,771
32,999 Welltower, Inc. REIT 5,878,442
10,180,473
Hotel & Resort REITs – 1.5%
10,527 Ryman Hospitality Properties,
Inc. REIT 943,114
Hotels, Restaurants & Leisure – 0.6%
1,447 Hilton Worldwide Holdings, Inc. 375,410
Industrial REITs – 12.2%
67,803 Americold Realty Trust, Inc.
REIT 829,909
52,197 Prologis, Inc. REIT 5,977,600
26,245 Rexford Industrial Realty, Inc.
REIT 1,078,932
7,886,441
Office REITs – 3.4%
25,894 Cousins Properties, Inc. REIT 749,372
19,533 Kilroy Realty Corp. REIT 825,269
9,779 SL Green Realty Corp. REIT 584,882
2,159,523
Real Estate Management & Development – 0.9%
3,764 CBRE Group, Inc., Class A* 593,056
Residential REITs – 14.1%
27,228 American Homes 4 Rent, Class
A REIT 905,331
14,199 AvalonBay Communities, Inc.
REIT 2,742,821
12,042 Camden Property Trust REIT 1,285,845
18,824 Equity LifeStyle Properties, Inc.
REIT 1,142,617
6,982 Essex Property Trust, Inc. REIT 1,868,802
38,884 Invitation Homes, Inc. REIT 1,140,468
9,085,884
Retail REITs – 14.4%
31,963 Acadia Realty Trust REIT 644,054
10,819 Agree Realty Corp. REIT 768,582
18,533 Curbline Properties Corp. REIT 413,286
10,965 Federal Realty Investment Trust
REIT 1,110,864
53,553 Kimco Realty Corp. REIT 1,170,133
28,211 Realty Income Corp. REIT 1,714,947
18,558 Simon Property Group, Inc.
REIT 3,482,780
9,304,646
Specialized REITs – 36.0%
24,930 American Tower Corp. REIT 4,794,538
10,104 Crown Castle, Inc. REIT 974,935
18,615 Digital Realty Trust, Inc. REIT 3,218,161
5,710 Equinix, Inc. REIT 4,472,300
17,973 Extra Space Storage, Inc. REIT 2,533,115
8,111 Iron Mountain, Inc. REIT 826,835
Shares Description Value
Common Stocks – (continued)
Specialized REITs – (continued)
6,100 Public Storage REIT $ 1,761,985
8,707 SBA Communications Corp.
REIT 1,683,498
81,311 VICI Properties, Inc. REIT 2,651,552
16,745 Weyerhaeuser Co. REIT 415,109
23,332,028
TOTAL COMMON STOCKS
(Cost $42,535,002)
63,860,575
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
131,578 4.042% 131,578
(Cost $131,578)
TOTAL INVESTMENTS – 99.1%
(Cost $42,666,580)
$ 63,992,153
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
605,337
NET ASSETS – 100.0%
$ 64,597,490
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
September 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
September 30, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
Global Infrastructure Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 545,822 $ 2,736,495 $ —
Europe — 24,210,042 —
North America 66,801,544 3,259,736 —
Oceania — 3,002,648 —
Investment Company 832,024 — —
Total
$ 68,179,390 $ 33,208,921 $ —
€ 1.00 € 1.00 € 1.00
(a)
Real Estate Securities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 63,860,575 $ — $ —
Investment Company 131,578 — —
Total
$ 63,992,153 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Securities Lending — The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of
New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange
Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the
Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Global Real Estate Securities and Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to
0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-
paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)